SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	$ 721,687	$ 344,746
Additions		740,355
Depreciation	(88,458)	(363,086)
Foreign exchange translation	4,919	(328)
Right of use assets, Cost, Balance	638,148	721,687
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance		2,385
Additions
Depreciation		(2,385)
Foreign exchange translation
Right of use assets, Cost, Balance
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	515,071	342,361
Additions		322,354
Depreciation	(35,681)	(149,644)
Foreign exchange translation
Right of use assets, Cost, Balance	479,390	515,071
Land [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	206,616
Additions		418,001
Depreciation	(52,777)	(211,057)
Foreign exchange translation	4,919	(328)
Right of use assets, Cost, Balance	$ 158,758	$ 206,616